SHORT TERM BANK CREDIT	12 Months Ended
Dec. 31, 2011
SHORT TERM BANK CREDIT [Abstract]
SHORT TERM BANK CREDIT
NOTE 11:-	SHORT-TERM BANK CREDIT

As part of the acquisition of SBI (see also Note 1j), the Company assumed SBI's short-term bank credit lines. The credit lines were obtained at an average interest rate of 3.0%. During February 2011, the Company repaid the entire amounts under SBI's credit lines.

During December 2011, RBT obtained a line of credit of up to $ 2,000 that bears interest at LIBOR plus 2.3%. As of December 31, 2011, the Company utilized a total of $ 1,082 of this line of credit.